Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2019	4,471,889,296	3,745,486,731	376	309	685
Repurchases of shares	(320,101,779)	(16,079,624)	(27)	(1)	(28)
At December 31, 2019	4,151,787,517	3,729,407,107	349	308	657
At January 1, 2018	4,597,136,050	3,745,486,731	387	309	696
Repurchases of shares	(125,246,754)	—	(11)	—	(11)
At December 31, 2018	4,471,889,296	3,745,486,731	376	309	685

[A] Share capital at December 31, 2019, and 2018, also included 50,000 issued and fully paid sterling deferred shares of £1 each.